Capital Management - Additional Information (Detail)		6 Months Ended
	Nov. 01, 2023	Apr. 30, 2024
Statement [Line Items]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage		3.50%
With Effect effective November 1, 2023 [Member]
Statement [Line Items]
Domestic stability buffer, percentage	3.50%